UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21682

Sterling Capital Variable Insurance Funds (formerly, BB&T Variable Insurance Funds)

(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

E.G. Purcell, III, President

Sterling Capital Variable Insurance Funds

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Sterling Capital Select Equity VIF (formerly known as BB&T Select Equity VIF)
Schedule of Portfolio Investments
March 31, 2011 (Unaudited)

Shares		Fair Value
COMMON STOCKS (100.8%)

	Consumer Discretionary (10.3%)
24,000	Comcast Corp., Class A	$ 593,280
8,160	Lowe’s Cos., Inc.	215,669
25,800	Staples, Inc.	501,036
17,000	Target Corp.	850,170
14,400	Walt Disney Co. (The)	620,496

		2,780,651

	Consumer Staples (8.5%)
16,440	Kraft Foods, Inc., Class A	515,558
12,900	PepsiCo, Inc.	830,889
6,300	Procter & Gamble Co. (The)	388,080
11,000	Wal-Mart Stores, Inc.	572,550

		2,307,077

	Energy (13.8%)
22,700	Cenovus Energy, Inc.	893,926
3,300	Chevron Corp.	354,519
3,150	ConocoPhillips	251,559
9,900	Exxon Mobil Corp.	832,887
8,000	Schlumberger, Ltd.	746,080
14,400	Suncor Energy, Inc.	645,696

		3,724,667

	Financials (15.3%)
7,100	American Express Co.	320,920
11,000	Aon Corp.	582,560
22,000	Bank of America Corp.	293,260
3,185	Berkshire Hathaway, Inc., Class B(a)	266,362
17,000	JPMorgan Chase & Co.	783,700
19,500	MetLife, Inc.	872,235
15,000	Morgan Stanley	409,800
5,000	Travelers Cos., Inc. (The)	297,400
9,600	Wells Fargo & Co.	304,320

		4,130,557

	Health Care (12.0%)
10,200	Abbott Laboratories	500,310
6,500	Johnson & Johnson	385,125
17,700	Medtronic, Inc.	696,495
13,500	Merck & Co., Inc.	445,635
5,200	Novartis AG, ADR	282,620
18,000	Pfizer, Inc.	365,580
10,500	Thermo Fisher Scientific, Inc.(a)	583,275

		3,259,040

	Industrials (10.5%)
11,000	ABB, Ltd., ADR(a)	266,090
2,670	FedEx Corp.	249,778
42,600	General Electric Co.	854,130
2,400	Lockheed Martin Corp.	192,960
54,000	Southwest Airlines Co.	682,020
13,200	Tyco International, Ltd.	590,964

		2,835,942

	Information Technology (22.5%)
2,670	Apple, Inc.(a)	930,362
46,500	Cisco Systems, Inc.	797,475

Shares		Fair Value
COMMON STOCKS — (continued)

	Information Technology — (continued)
13,400	Corning, Inc.	$276,442
570	Google, Inc., Class A(a)	334,140
12,950	Hewlett-Packard Co.	530,561
12,000	Intel Corp.	242,040
2,200	International Business Machines Corp.	358,754
42,500	Microsoft Corp.	1,077,800
9,200	Oracle Corp.	307,004
22,560	TE Connectivity, Ltd., ADR	785,539
13,200	Texas Instruments, Inc.	456,192

		6,096,309

	Materials (6.5%)
66,300	Alcoa, Inc.	1,170,195
19,500	International Paper Co.	588,510

		1,758,705

	Telecommunication Services (1.4%)
12,600	AT&T, Inc.	385,560

	Total Common Stocks (Cost $22,863,693)	27,278,508

EXCHANGE TRADED FUND (0.3%)
2,450	Utilities Select Sector Standard and Poors Depositary Receipt Fund	78,155

	Total Exchange Traded Fund (Cost $70,552)	78,155

INVESTMENT COMPANY (0.2%)
44,693	Federated Treasury Obligations Fund, Institutional Shares	44,693

	Total Investment Company (Cost $44,693)	44,693

Principal Amount
SHORT TERM INVESTMENTS (0.0%)
$29,801	BNY Mellon Institutional Cash Reserve, Series B	7,562

	Total Short Term Investments (Cost $29,801)	7,562

Total Investments — 101.3%
(Cost $23,008,739)		27,408,918
Net Other Assets (Liabilities) — (1.3)%		(355,307)

NET ASSETS — 100.0%		$27,053,611

(a)	Represents non-income producing security.

ADR — American Depository Receipt

See accompanying notes to Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Equity VIF (formerly known as BB&T Capital Manager Equity VIF)
Schedule of Portfolio Investments
March 31, 2011 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (54.1%)
32,728	Sterling Capital Equity Income Fund, Institutional Class	$474,235
7,981	Sterling Capital Equity Index Fund, Institutional Class	70,875
113,540	Sterling Capital International Fund, Institutional Class(a)	634,691
54,841	Sterling Capital Mid Value Fund, Institutional Class	809,459
106,010	Sterling Capital Select Equity Fund, Institutional Class	1,292,268
14,568	Sterling Capital Small Value Fund, Institutional Class	207,006
16,570	Sterling Capital Special Opportunities Fund, Institutional Class(a)	309,023
63,267	Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	63,267

	Total Affiliated Investment Companies (Cost $3,164,270)	3,860,824

NON-AFFILIATED INVESTMENT COMPANIES (10.1%)
34,892	Credit Suisse Commodity Return Strategy Fund	344,032
16,348	Harding, Loevner International Equity Portfolio	254,045
3,389	Lazard Emerging Markets Equity Portfolio	73,236
1,358	Oppenheimer Developing Markets Fund	48,653

	Total Non-Affiliated Investment Companies (Cost $610,826)	719,966

EXCHANGE TRADED FUNDS (40.1%)
5,674	iShares Dow Jones US Real Estate Index Fund	337,035
5,296	iShares MSCI EAFE Small Cap Index Fund	229,529
7,079	iShares MSCI EAFE Value Index Fund	375,258
13,186	iShares MSCI Emerging Markets Index Fund	642,026
2,511	iShares Russell 2000 Index Fund	211,351
8,858	iShares Russell Midcap Growth Index Fund	539,541
3,987	iShares S&P 500 Index Fund	530,311

	Total Exchange Traded Funds (Cost $2,335,518)	2,865,051

Total Investments — 104.3% (Cost $6,110,614)		7,445,841
Net Other Assets (Liabilities) — (4.3)%		(310,076)

NET ASSETS — 100.0%		$7,135,765

(a)	Represents non-income producing security.

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Special Opportunities VIF (formerly known as BB&T Special Opportunities Equity VIF)
Schedule of Portfolio Investments
March 31, 2011 (Unaudited)

Shares		Fair Value
COMMON STOCKS (93.4%)

	Consumer Discretionary (9.3%)
100,000	Comcast Corp., Class A	$2,472,000
33,500	Yum! Brands, Inc.	1,721,230

		4,193,230

	Consumer Staples (10.4%)
122,000	Dole Food Co., Inc.(a)(b)	1,662,860
21,000	Energizer Holdings, Inc.(b)	1,494,360
29,000	Kellogg Co.	1,565,420

		4,722,640

	Energy (10.5%)
13,500	Apache Corp.	1,767,420
10,000	EOG Resources, Inc.	1,185,100
4,000	Halliburton Co.(c)	199,360
71,500	Weatherford International, Ltd.(b)	1,615,900

		4,767,780

	Financials (3.3%)
5,000	CME Group, Inc.	1,507,750

	Health Care (23.0%)
20,000	Becton Dickinson & Co.(a)	1,592,400
44,000	Gilead Sciences, Inc.(b)	1,867,360
24,000	McKesson Corp.	1,897,200
49,000	Merck & Co., Inc.	1,617,490
34,000	Teva Pharmaceutical Industries, Ltd., ADR	1,705,780
39,000	UnitedHealth Group, Inc.	1,762,800

		10,443,030

	Industrials (4.9%)
14,500	L-3 Communications Holdings, Inc.	1,135,495
87,000	Southwest Airlines Co.	1,098,810

		2,234,305

	Information Technology (27.6%)
147,000	Activision Blizzard, Inc.(a)	1,612,590
50,000	Adobe Systems, Inc.(b)	1,658,000
10,000	Akamai Technologies, Inc.(b)	380,000
85,000	Cisco Systems, Inc.	1,457,750
25,000	Corning, Inc.	515,750
98,000	Dell, Inc.(b)	1,421,980
67,000	eBay, Inc.(b)	2,079,680
29,000	Harris Corp.	1,438,400
34,000	Intuit, Inc.(b)(c)	1,805,400
2,600	Itron, Inc.(b)	146,744

		12,516,294

Shares		Fair Value
COMMON STOCKS — (continued)
	Materials (3.9%)
32,000	Newmont Mining Corp.	$1,746,560

	Utilities (0.5%)
3,806	NextEra Energy, Inc.	209,787

	Total Common Stocks (Cost $33,805,323)	42,341,376

INVESTMENT COMPANY (6.6%)
2,984,316	Federated Treasury Obligations Fund, Institutional Shares	2,984,316

	Total Investment Company (Cost $2,984,316)	2,984,316

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (3.3%)
$ 37,343	BNY Mellon Institutional Cash Reserve, Series B	9,475
1,462,672	BNY Mellon Overnight Government Fund	1,462,672

	Total Securities Held as Collateral for Securities on Loan (Cost $1,500,015)	1,472,147

Total Investments — 103.3% (Cost $38,289,654)		46,797,839
Net Other Assets (Liabilities) — (3.3)%		(1,486,731)

NET ASSETS — 100.0%		$45,311,108

(a)	Represents that all or a portion of the security was on loan as of March 31, 2011.
(b)	Represents non-income producing security.
(c)	Security held as collateral for written call option.

ADR — American Depository Receipt

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Total Return Bond VIF (formerly known as BB&T Total Return Bond VIF)
Schedule of Portfolio Investments
March 31, 2011 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (1.6%)
$ 250,000	Bank of America Credit Card Trust, Series 2006-A6, Class A6, 0.285%, 11/15/13(a)	$ 249,938
85,000	MBNA Credit Card Master Note Trust, Series 2006-A5, Class A5, 0.315%, 10/15/15(a)	84,737

	Total Asset Backed Securities (Cost $332,256)	334,675

COLLATERALIZED MORTGAGE OBLIGATIONS (11.9%)
127,078	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 5.092%, 4/25/35(a)	126,094
67,559	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	68,353
105,226	Banc of America Funding Corp., Series 2005-1, Class 1A1, 5.500%, 2/25/35	107,342
143,643	Banc of America Funding Corp., Series 2006-2, Class 3A1, 6.000%, 3/25/36	145,735
99,789	Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-38, Class A3, 5.000%, 2/25/18	101,294
121,334	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 4A3, 5.000%, 8/25/20	121,267
281,803	Fannie Mae, Series 2009-70, Class PA, 5.000%, 8/25/35(d)	294,931
59,183	First Horizon Asset Securities, Inc., Series 2003-5, Class 1A19, 5.500%, 7/25/33	61,543
182,000	First Horizon Asset Securities, Inc., Series 2006-2, Class 1A3, 6.000%, 8/25/36	183,094
69,793	Freddie Mac, Series 2906, Class VC, 5.000%, 12/15/15(d)	73,899
73,161	MASTR Alternative Loans Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	72,886
156,914	Merrill Lynch Mortgage Investors Trust, Series 2005-A8, Class A1A, 5.250%, 8/25/36(a)	151,223
132,381	RAAC, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(a)	134,200
96,676	Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.000%, 10/25/34	97,648
58,888	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 4.459%, 12/25/34(a)	56,395
157,474	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 4.840%, 6/25/34(a)	144,029
96,581	Structured Asset Securities Corp., Series 2003-10, Class A, 6.000%, 4/25/33	101,718
68,656	Structured Asset Securities Corp., Series 2005-6, Class 5A1, 5.000%, 5/25/35	67,461
143,907	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 2.747%, 1/25/35(a)	131,533
149,162	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 2.885%, 10/25/35(a)	138,649
69,472	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	72,721

	Total Collateralized Mortgage Obligations (Cost $2,415,874)	2,452,015

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (15.2%)
$ 55,000	Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A6, 4.877%, 7/10/42(a)	$ 58,140
14,000	Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A5, 5.167%, 11/10/42(a)	15,013
115,000	Banc of America Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.190%, 11/10/42(a)	119,994
130,000	Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A3, 5.449%, 1/15/49	136,189
56,605	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/49(a)	57,448
195,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, 5.222%, 7/15/44(a)	206,227
30,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.617%, 10/15/48	32,247
90,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CP5, Class C, 5.230%, 12/15/35	92,660
139,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(a)	143,363
200,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3, 5.467%, 9/15/39	211,745
140,000	Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40(b)	148,814
110,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/39	116,431
210,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.814%, 6/12/43(a)	227,886
193,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 5.863%, 4/15/45(a)	212,074
169,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/49	178,234
100,000	LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A6, 4.786%, 10/15/29(a)	105,709
159,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40	168,853
28,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A3, 5.389%, 7/12/46(a)	28,679
100,000	Morgan Stanley Capital I, Series 2006-HQ10, Class A4, 5.328%, 11/12/41	106,170
220,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/42	234,574
80,000	Morgan Stanley Capital I, Series 2006-HQ8, Class AM, 5.451%, 3/12/44(a)	84,548
196,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(a)	206,195
154,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.246%, 12/15/43	157,826

Continued

Sterling Capital Total Return Bond VIF (formerly known as BB&T Total Return Bond VIF)
Schedule of Portfolio Investments — (continued)
March 31, 2011 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$67,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A3, 5.900%, 2/15/51(a)	$71,072

	Total Commercial Mortgage-Backed Securities (Cost $2,840,074)	3,120,091

CORPORATE BONDS (34.7%)
	Consumer Discretionary (4.8%)
200,000	CBS Corp., 8.875%, 5/15/19(c)	251,141
154,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	208,394
150,000	Macy’s Retail Holdings, Inc., 5.350%, 3/15/12(c)	154,500
212,000	NBCUniversal Media LLC, 5.950%, 4/1/41(b)	203,152
180,000	News America, Inc., 6.150%, 2/15/41(b)	178,496

		995,683

	Consumer Staples (1.4%)
103,000	Altria Group, Inc., 9.950%, 11/10/38	143,664
138,000	Lorillard Tobacco Co., 6.875%, 5/1/20	149,253

		292,917

	Energy (1.8%)
90,000	Energy Transfer Partners LP, 9.000%, 4/15/19	113,699
142,000	NuStar Logistics LP, 7.650%, 4/15/18	165,786
94,000	Plains All American Pipeline LP/PAA Finance Corp., 5.000%, 2/1/21	94,279

		373,764

	Financials (15.7%)
31,000	Aflac, Inc., 8.500%, 5/15/19	37,475
177,000	Bear Stearns Cos. LLC (The), 7.250%, 2/1/18(c)	206,229
107,000	Citigroup, Inc., 5.875%, 2/22/33	100,593
203,000	Credit Suisse AG, 5.400%, 1/14/20	205,025
200,000	Ford Motor Credit Co. LLC, 7.000%, 10/1/13(c)	215,894
100,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/15	108,243
282,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39(c)	314,710
101,000	Goldman Sachs Group, Inc. (The), 7.500%, 2/15/19	117,320
199,000	Health Care REIT, Inc., 4.950%, 1/15/21	191,497
92,000	Jefferies Group, Inc., 8.500%, 7/15/19	108,532
47,000	KeyCorp, MTN, 5.100%, 3/24/21	46,710
172,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(b)	171,665
170,000	Macquarie Group, Ltd., 6.250%, 1/14/21(b)	171,787
180,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/18	199,925
115,000	MetLife, Inc., 6.750%, 6/1/16	132,934
97,000	Morgan Stanley, 4.750%, 4/1/14	101,075
194,000	Morgan Stanley, MTN, 6.625%, 4/1/18(c)	213,228
83,000	Prudential Financial, Inc., 8.875%, 6/15/38(a)	97,940
192,000	Simon Property Group LP REIT, 10.350%, 4/1/19	264,644
114,000	Wachovia Corp., 5.625%, 10/15/16	123,195
100,000	Wells Fargo Capital XIII, GMTN, 7.700%, 12/29/49(a)	103,000

		3,231,621

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Health Care (1.8%)
$162,000	Bio-Rad Laboratories, Inc., 4.875%, 12/15/20(c)	$159,367
105,000	Boston Scientific Corp., 4.500%, 1/15/15	108,296
101,000	Boston Scientific Corp., 6.000%, 1/15/20	105,830

		373,493

	Industrials (2.8%)
198,000	Corrections Corp. of America, 6.250%, 3/15/13(c)	198,000
148,000	Roper Industries, Inc., 6.250%, 9/1/19	163,230
209,000	Verisk Analytics, Inc., 5.800%, 5/1/21	209,959

		571,189

	Materials (4.1%)
80,000	ArcelorMittal, 9.850%, 6/1/19	101,500
233,000	Sealed Air Corp., 6.875%, 7/15/33(b)	231,784
183,000	Vale Overseas, Ltd., 6.875%, 11/21/36	194,870
288,000	Xstrata Finance Canada, Ltd., 5.800%, 11/15/16(b)	318,979

		847,133

	Telecommunication Services (2.3%)
135,000	America Movil SAB de CV, 6.375%, 3/1/35	145,549
100,000	Crown Castle International Corp., 9.000%, 1/15/15(c)	110,250
130,000	Telefonica Emisiones SAU, 3.992%, 2/16/16	130,629
82,000	Telefonica Emisiones SAU, 5.134%, 4/27/20	81,587

		468,015

	Total Corporate Bonds (Cost $6,889,659)	7,153,815

FOREIGN GOVERNMENT BONDS (0.5%)
	South Africa (0.5%)
100,000	South Africa Government International Bond, 6.250%, 3/8/41	103,062

	Total Foreign Government Bonds (Cost $99,437)	103,062

MORTGAGE-BACKED SECURITIES (29.0%)

	Fannie Mae(d) (10.2%)
14,514	4.500%, 10/1/18, Pool #752030	15,369
6,182	5.500%, 12/1/20, Pool #831138	6,709
22,241	5.500%, 5/1/21, Pool #895628	24,137
25,949	5.000%, 10/1/25, Pool #255894	27,670
23,369	5.500%, 2/1/27, Pool #256600	25,091
19,489	6.000%, 9/1/34, Pool #790912	21,410
8,928	7.000%, 6/1/35, Pool #255820	10,222
49,209	5.000%, 11/1/35, Pool #842402	51,788
40,667	6.000%, 12/1/36, Pool #902054	44,422
24,469	6.000%, 1/1/37, Pool #906095	26,728
21,874	6.000%, 4/1/37, Pool #914725	23,832
41,155	6.000%, 7/1/37, Pool #256800	44,838
166,693	6.000%, 7/1/37, Pool #940807	181,614
6,956	6.000%, 9/1/37, Pool #955005	7,579
149,882	4.737%, 7/1/38, Pool #981430(a)	158,538
50,431	5.500%, 7/1/38, Pool #934323	53,990
99,881	4.500%, 1/1/40, Pool #AC8568	101,788
79,686	5.000%, 3/1/40, Pool #AE2266	83,464
313,680	4.500%, 6/1/40, Pool #AD6432	319,668

Continued

Sterling Capital Total Return Bond VIF (formerly known as BB&T Total Return Bond VIF)
Schedule of Portfolio Investments — (continued)
March 31, 2011 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Fannie Mae(d) — (continued)
$ 86,830	5.000%, 6/1/40, Pool #AD4927	$ 91,000
229,307	5.000%, 6/1/40, Pool #AD7860	240,322
84,317	5.000%, 6/1/40, Pool #AD8842	88,315
96,011	4.500%, 8/1/40, Pool #AE2305	97,844
168,848	5.000%, 9/1/40, Pool #AE0530	176,906
176,000	4.000%, 4/15/41(e)	173,085

		2,096,329

	Freddie Mac(d) (10.5%)
30,734	6.000%, 10/1/19, Pool #G11679	33,366
14,441	5.500%, 10/1/21, Pool #G12425	15,622
73,482	4.000%, 8/1/25, Pool #E02710	75,652
18,526	5.500%, 7/1/35, Pool #A36540	19,860
9,872	6.000%, 7/1/35, Pool #A36304	10,790
28,849	5.500%, 2/1/36, Pool #G08111	30,891
44,760	5.500%, 4/1/37, Pool #G08192	47,850
194,488	5.500%, 5/1/37, Pool #G03240	208,250
25,740	5.000%, 6/1/37, Pool #G03094	26,915
133,520	6.000%, 8/1/37, Pool #A64401	145,597
25,273	5.639%, 9/1/37, Pool #1Q0319(a)	27,132
81,970	6.500%, 12/1/37, Pool #A69955	91,869
15,941	5.500%, 1/1/38, Pool #A71523	17,041
282,042	5.500%, 10/1/38, Pool #G04814	301,515
185,235	4.500%, 1/1/40, Pool #A90764	188,568
140,622	5.500%, 1/1/40, Pool #G06021	150,331
190,798	3.759%, 7/1/40, Pool #1B4948(a)	196,636
252,002	5.000%, 7/1/40, Pool #A93070	263,349
85,452	5.000%, 7/1/40, Pool #C03487	89,300
146,534	4.000%, 9/1/40, Pool #A93643	144,089
69,000	6.000%, 4/15/41(e)	74,951

		2,159,574

	Ginnie Mae (8.3%)
279,984	5.500%, 1/15/39, Pool #646685	303,637
104,664	5.500%, 1/15/39, Pool #692307	113,505
177,913	4.500%, 3/15/39, Pool #697957	183,871
352,221	4.500%, 2/15/40, Pool #737031	364,017
90,873	5.000%, 2/15/40, Pool #737037	96,539
282,240	4.500%, 9/20/40, Pool #4801	291,207
115,000	4.000%, 4/15/41(e)	115,000
74,000	5.000%, 4/15/41(e)	78,475
160,000	5.500%, 4/15/41(e)	173,250

		1,719,501

	Total Mortgage-Backed Securities (Cost $5,958,320)	5,975,404

MUNICIPAL BONDS (3.2%)

	California (1.6%)
65,000	California State, Build America Bonds, School Improvements G.O., Taxable, 7.625%, 3/1/40	71,387
30,000	Los Angeles Harbor Department, Crossover Refunding Revenue, Series A, Callable 8/1/12 @ 100 (AMBAC), 5.500%, 8/1/14	31,400
220,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	223,724

		326,511

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	New York (1.6%)
$ 70,000	New York & New Jersey Port Authority, Port, Airport & Marina Improvements Revenue, Series 122, Callable 5/2/11 @ 100 (G.O. of Authority), 5.500%, 7/15/15	$70,155
95,000	New York City Municipal Water Finance Authority, Water Utility Improvements Revenue, Series EE, Build America Bonds Taxable, Callable 6/15/20 @ 100, 6.491%, 6/15/42	95,517
155,000	New York, NY, Build America Bonds, Public Improvements G.O., Series G1, 4.774%, 3/1/20	154,370

		320,042

	Total Municipal Bonds (Cost $641,825)	646,553

U.S. TREASURY NOTES (1.1%)
231,000	4.500%, 8/15/39(c)	230,928

	Total U.S. Treasury Notes (Cost $231,655)	230,928

Shares
PREFERRED STOCK (1.2%)

	Financials (1.2%)
4,200	Citigroup Capital XIII, 7.875%	115,080
4,999	Fifth Third Capital Trust VI, 7.250%	126,774

		241,854

	Total Preferred Stock (Cost $234,527)	241,854

INVESTMENT COMPANY (3.7%)
763,250	Federated Treasury Obligations Fund, Institutional Shares	763,250

	Total Investment Company (Cost $763,250)	763,250

Principal Amount
SHORT TERM INVESTMENTS (0.0%)
$17,758	BNY Mellon Institutional Cash Reserve, Series B	4,506

	Total Short Term Investments (Cost $17,758)	4,506

Total Investments — 102.1% (Cost $20,424,635)		21,026,153
Net Other Assets (Liabilities) — (2.1)%		(428,050)

NET ASSETS — 100.0%		$20,598,103

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2011. The maturity date reflected is the final maturity date.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to

Continued

Sterling Capital Total Return Bond VIF (formerly known as BB&T Total Return Bond VIF)
Schedule of Portfolio Investments — (continued)
March 31, 2011 (Unaudited)

institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(d)	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed

Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(e)	Represents securities purchased on a when-issued basis. At March 31, 2011, total cost of investments purchased on a when-issued basis was $615,989.

AMBAC — American Municipal Bond Insurance Corp.

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Variable Insurance Funds
Notes to Schedules of Portfolio Investments
March 31, 2011 (Unaudited)

1.	Organization:

The Sterling Capital Variable Insurance Funds (formerly known as BB&T Variable Insurance Funds) (the “Trust”) was organized on November 8, 2004, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust. The Trust commenced operations on May 1, 2005 and presently offers shares of the Sterling Capital Select Equity VIF, the Sterling Capital Strategic Allocation Equity VIF, the Sterling Capital Special Opportunities VIF, and the Sterling Capital Total Return Bond VIF (referred to individually as a “Fund” and collectively as the “Funds”). The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Shares of the Funds are offered through variable annuity contracts offered through the separate accounts of participating insurance companies. All funds are “diversified” funds.

The Sterling Capital Strategic Allocation Equity VIF invests primarily in underlying mutual funds and exchange traded funds as opposed to individual securities. By owning shares of underlying investment companies (including exchange traded funds), Sterling Capital Strategic Allocation Equity VIF invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed-income securities. In addition, Sterling Capital Strategic Allocation Equity VIF’s exposure to underlying equity funds may include funds that invest in real estate or other similar securities. In addition, underlying investment companies may invest in derivatives.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of these schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation — Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities, U.S. Government agency securities, and options, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including through the use of electronic and matrix techniques. Short-term obligations without significant credit risk that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies, including the underlying funds in which the Sterling Capital Strategic Allocation Equity VIF invests, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event that materially affects the furnished price has occurred) will be valued at fair value determined in good faith by the Pricing Committee under the general supervision of the Board. No securities were valued in good faith as of March 31, 2011.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended March 31, 2011 there were no changes to the valuation policies and procedures.

Sterling Capital Variable Insurance Funds
Notes to Schedules of Portfolio Investments — (continued)
March 31, 2011 (Unaudited)

The summary of inputs used to determine the fair valuation of each Fund’s investments as of March 31, 2011 is as follows:

Assets: Investments in Securities	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs		Level 3– Significant Unobservable Inputs	Total
Sterling Capital Select Equity VIF	$27,401,356	(a)	$7,562		$—	$27,408,918
Sterling Capital Strategic Allocation Equity VIF	7,445,841	(c)	—		—	7,445,841
Sterling Capital Special Opportunities VIF	45,325,692	(a)	1,472,147	(b)	—	46,797,839
Sterling Capital Total Return Bond VIF	763,250	(c)	20,262,903	(a)	—	21,026,153

Liabilities: Other Financial Instruments - Written Options (Equity Risk)
Sterling Capital Special Opportunities VIF (d)	$48,000		$—		$—	$48,000

(a) Industries or security types are disclosed in the Schedules of Portfolio Investments.

(b) All or part of the balance represents securities held as collateral for securities on loan.

(c) Represents investment companies.

(d) Other financial instruments consist of written options which are shown at value.

There were no significant transfers between Level 1 and Level 2 during the period ended March 31, 2011.

Security Transactions and Related Income — During the period, security transactions are accounted for no later than one business day after trade date. For financial reporting purposes, however, security transactions are accounted for on trade date of the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Mortgage Dollar Rolls — The Sterling Capital Total Return Bond VIF may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales.

Option Contracts — The Sterling Capital Special Opportunities VIF writes (sells) “covered” call options and may purchase options to close out options previously written by it. These transactions are entered into to hedge against changes in security prices (equity risk) or for the purposes of earning additional income (i.e., speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

Sterling Capital Variable Insurance Funds
Notes to Schedules of Portfolio Investments — (continued)
March 31, 2011 (Unaudited)

In writing an option, the Fund contracts with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current fair value. The Fund executes transactions in both listed and over-the-counter options. When purchasing over-the-counter options, the Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Fund’s maximum amount of loss is the premium paid (as the purchaser) or the unrealized loss of the contract (as the writer).

The Sterling Capital Special Opportunities VIF invested in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding.

The following is a summary of written call options outstanding as of March 31, 2011:

	Sterling Capital Special Opportunities VIF
Security	Number of Contracts	Value
Intuit, Inc., $50.00, 4/16/11	150	$(48,000)

	150	$(48,000)

Security Loans — The Funds may loan securities secured by collateral in the form of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, irrevocable letters of credit, U.S. dollars, cash or other forms of collateral as may be agreed between the Trust and The Bank of New York Mellon, the lending agent (“BNY Mellon Bank”). A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of income and earnings from the investment and reinvestment of cash collateral received and held on behalf of the Fund (after payment of a “broker rebate fee” to the borrower). In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. A Fund also continues to receive interest or dividends on the securities loaned. Although security loans are secured at all times by collateral, the loans may not be fully supported if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. Concurrently with the delivery of a Fund’s securities to a borrower, BNY Mellon Bank is required to obtain from the borrower collateral equal to at least 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities, and at least 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. If at the close of trading on any business day the market value of the collateral is less than 100% of the market value of such loaned securities as of such business day, the borrower is required to deliver additional collateral which will cause the total collateral to be equal to not less than 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities and 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. A Fund bears all of the gains and losses on such investments. Cash collateral received by a Fund at March 31, 2011 was invested in the BNY Mellon Overnight Government Fund and the BNY Mellon Institutional Cash Reserve Fund (“ICRF”) Series B, an unregistered investment pool managed by BNY Mellon Bank, which was invested in repurchase agreements and Lehman Brothers floating rate medium term notes.

Effective July 1, 2010, the Trust, on behalf of each applicable Fund, entered into an agreement with BNY Mellon Bank and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in the ICRF, pursuant to which (i) BNYMC will support the value of certain defaulted securities issued by Lehman Brothers and held by ICRF, and (ii) if certain conditions are met, each Fund will have the right to sell the defaulted securities to BNYMC at a price equal to 80% of par value in September 2011.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. The Funds are indemnified from losses resulting

Sterling Capital Variable Insurance Funds
Notes to Schedules of Portfolio Investments — (continued)
March 31, 2011 (Unaudited)

from brokers failing to return securities. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. In connection with lending securities, a Fund may pay reasonable administrative and custodial fees. As of March 31, 2011, the following Fund had loans outstanding:

	Value of Loaned Securities	Cost of Collateral	Value of Collateral	Average Value on Loan for the period ended March 31, 2011
Sterling Capital Special Opportunities VIF	$1,442,524	$1,500,015	$1,472,147	$1,274,719

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

3.	Investments in Affiliated Issuers:

A summary of the Sterling Capital Strategic Allocation Equity VIF’s transactions in the shares of affiliated issuers during the period ended March 31, 2011 is set forth below:

	Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Shares Held at March 31, 2011	Value at March 31, 2011
Sterling Capital Equity Income Fund, Institutional Class	35,249	—	2,521	32,728	$474,235
Sterling Capital Equity Index Fund, Institutional Class	8,757	24	800	7,981	70,875
Sterling Capital International Fund, Institutional Class	116,664	—	3,124	113,540	634,691
Sterling Capital Mid Value Fund, Institutional Class	60,431	—	5,590	54,841	809,459
Sterling Capital Select Equity Fund, Institutional Class	115,999	—	9,989	106,010	1,292,268
Sterling Capital Small Value Fund, Institutional Class	16,167	—	1,599	14,568	207,006
Sterling Capital Special Opportunities Fund, Institutional Class	18,042	—	1,472	16,570	309,023
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	155,712	6,360,807	6,453,252	63,267	63,267

Total Affiliates	527,021	6,360,831	6,478,347	409,505	$3,860,824

4.	Federal Tax Information:

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current year and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At December 31, 2010, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital

Sterling Capital Variable Insurance Funds
Notes to Schedules of Portfolio Investments — (continued)
March 31, 2011 (Unaudited)

gains, it is possible that the gains that are offset will not be distributed to shareholders.

	Amount	Expires
Sterling Capital Select Equity VIF	$19,677,086	2016
Sterling Capital Select Equity VIF	3,263,903	2017
Sterling Capital Strategic Allocation Equity VIF	2,272,242	2016
Sterling Capital Strategic Allocation Equity VIF	1,989,928	2017
Sterling Capital Strategic Allocation Equity VIF	1,467,590	2018

Under current tax law, capital losses after October 31st of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Fund had deferred post-October capital losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2011:

Post- October Losses
Sterling Capital Strategic Allocation Equity VIF	$6,016

At March 31, 2011 federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation
Sterling Capital Select Equity VIF	$23,201,814	$4,821,829	$(614,725)	$4,207,104
Sterling Capital Strategic Allocation Equity VIF	6,652,409	1,335,227	(541,795)	793,432
Sterling Capital Special Opportunities VIF	38,345,509	9,294,175	(841,845)	8,452,330
Sterling Capital Total Return Bond VIF	20,465,936	715,513	(155,296)	560,217

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms, and that information required to be disclosed by the registrant in this report is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sterling Capital Variable Insurance Funds (formerly, BB&T Variable Insurance Funds)

By (Signature and Title)	/s/ E.G. Purcell, III
E.G. Purcell, III, President
(principal executive officer)

Date	5/26/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ E.G. Purcell, III
E.G. Purcell, III, President
(principal executive officer)

Date	5/26/11

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, Treasurer
(principal financial officer)

Date	5/26/11